S000084918 [Member] Expense Example - Barrow Hanley Total Return Bond Fund	Sep. 30, 2025 USD ($)
Class Z Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 36
Expense Example, with Redemption, 3 Years	150
Expense Example, with Redemption, 5 Years	274
Expense Example, with Redemption, 10 Years	636
Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	229
Expense Example, with Redemption, 5 Years	411
Expense Example, with Redemption, 10 Years	938
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	150
Expense Example, with Redemption, 5 Years	274
Expense Example, with Redemption, 10 Years	636
Advisor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	181
Expense Example, with Redemption, 5 Years	329
Expense Example, with Redemption, 10 Years	$ 758